Financial and capital risk management (Details 1) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ 37	$ 684
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	26	664
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	12	22
CDI & TJLP vs. US$ Fixed and Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(57)	79
Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(57)	(41)
Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	130	650
SOFR Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	16	(24)
Treasury Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(6)
Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	16	30
Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(4)	(8)
Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ (1)	$ (2)